SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Convenience Translation (Details) - $ / ₫	Jun. 30, 2024	Dec. 31, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Convenience translation rate (USD to VND)	24,260	23,866